UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23600

Thornburg Income Builder Opportunities Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders

The following annual reports are attached hereto, in order:

Thornburg Income Builder Opportunities Trust

Semi-Annual Report | March 31, 2022

THORNBURG INCOME BUILDER OPPORTUNITIES TRUST (TBLD)

Thornburg Income Builder Opportunities Trust
Semi-Annual Report  |  March 31, 2022

SHARE CLASS	NASDAQ SYMBOL
Common Shares	TBLD
Investments carry risks, including possible loss of principal. Please see the Trust’s prospectus for a discussion of the risks associated with an investment in the Trust. Investments in the Trust are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

Semi-Annual Report  |  3

Letter to Shareholders
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
Dear Shareholder:
A one-time colleague of mine from decades ago, who was prone to malapropisms, was also a Yogi Berra-esque source of wisdom at times. These days, I recall one of his pronouncements around the time of the dot.com bubble and crash: “Just when you think you’re out of the woods, you go right back into the soup.” This seems to be appropriate relative to our emergence from a Covid-dominated recession into a new world that hinges on massively increasing price pressures and a geopolitical worst-case-scenario in Russia/Ukraine. I don’t expect the volatility that we’ve seen in the last six months to abate and given somewhat elevated risk asset prices (though deflated from my last letter to you), markets remain vulnerable to shocks. High inflation has been one of those shocks, and it will take some time to resolve factors contributing to that inflation, such as supply-chain challenges, home price appreciation effects on measured shelter costs, and labor cost and availability issues. Ultimately, we expect various central banks across the globe, certainly including the Federal Reserve, to be forced to make a choice between containing inflation at the expense of employment and losing control of inflation expectations in the name of supporting a hotter economy. It’s a tightrope walk without a net and just one of many elements of uncertainty in the aftermath of Covid.
In recent weeks, we’ve seen yields on most fixed income securities rise dramatically. Combined with the very low starting point on income return, the past quarter has been one of the worst in history for those markets. Because many arguments around valuation in equities hinged on the TINA argument (“There Is No Alternative”), and because the earnings yield (essentially the inverse of the Price/Earnings ratio) on equities far surpassed the yield on bonds, there has been a crossover effect into other risky assets. While we view this as only part of the overall valuation conversation, any time investors experience outsized moves in major markets, it’s worth taking a deeper dive. In this case, we expect that the dramatic shift of policymakers’ approach from stimulating growth to containing price pressures may drain liquidity and leave some market participants feeling like a fish out of water.
As in any environment, we will be focused on you, our clients, as our most important constituency. Though there is never a guarantee that we will be able to navigate the evolving marketplace as well as we may have before, I have a confidence born of experience that our unsiloed, global approach to active investment management gives us a distinct advantage. It is always the case that with challenge comes opportunity, and I have watched our portfolios perform well over the years when difficult situations arise. We continue to see that no market is an island, and the effects from actions somewhere in the world are felt everywhere. Our process, which focuses on this interconnection through the development of a collaborative and deeply informed perspective, is designed to thrive in these investment conditions.
As we’ve discussed in the past, the story of Thornburg is one of consistent and deliberate evolution to meet your needs in the context of a changing business and investment environment. As an example of this, we have completed the integration of Environmental, Social, and Governance (ESG) considerations across our product set. While this does not mean that these considerations are part of our Principal Investment Strategy for all portfolios, it does mean that, when evaluating potential investment opportunities, we evaluate the significance of a company’s ESG characteristics and their potential to impact the company’s investment performance. We believe that the integration of those ESG considerations into our investment process, alongside the other factors that we consider when evaluating investments, is consistent with our long-term investment time horizon for both individual assets and whole portfolios, as well as an indelible part of the market landscape.
I have great respect for other investment firms and there are many good products that are available to investors. “It’s tough to make predictions, especially, about the future” – an actual Yogi-ism – but we believe that in times like these, our firm’s broad perspective and collaborative, unsiloed approach is our differentiator. These qualities are what underlie the excellent long-term outcomes we’ve been able to deliver: we’re built to deliver on the promise of active management.
Thank you so much for your time, and for your business.

Jason Brady, cfa Portfolio Manager CEO, President, and Managing Director

4  |  Semi-Annual Report

Thornburg Income Builder Opportunities Trust

Investment Goal and
Trust Overview
The Income Builder Opportunities Trust’s investment objective is to provide current income and additional total return.
Under normal market conditions, the Trust will seek to achieve its investment objective by investing, directly or indirectly, at least 80% of its Managed Assets (as defined below) in a broad range of income-producing securities. The Trust will invest in both equity and debt securities of companies located in the United States and around the globe. The Trust may invest in non-U.S. domiciled companies, including up to 20% of the Trust’s Managed Assets at the time of investment in equity and debt securities of emerging market companies.
“Managed Assets” means the total assets of the Trust, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).
Performance drivers and detractors for the reporting period ended March 31, 2022
» From product inception (7/28/21) through the period ending March 31, 2022, selection effect within fixed income securities contributed strongly to the Trust’s relative outperformance versus the index, while selection effect from equity securities was detractive. As equities were the largest relative weight within the Trust, negative impacts from selection within equities had a larger impact than selection within the fixed income asset class.
» The Trust’s options writing strategy also contributed strongly to relative performance versus the index as the equity market contracted during the reporting period.
» Within fixed income, relative outperformance versus the index was primarily driven by strong security selection within the corporate and ABS sectors. Shorter duration positioning relative to the index was also additive to relative performance.
» Within equities, stock selection within materials and information technology was detractive to relative results, while stock selection within health care and industrials contributed positively.
» On a geographic basis, an underweight allocation to U.S. equities and overweight allocation to emerging Asia was detractive to relative performance versus the index due to the U.S. outperforming ex-U.S. geographies and emerging Asia underperforming the broader market. Stock selection within the UK contributed positively to relative performance.
Performance Summary
March 31, 2022 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
SINCE INCEPTION
Common Shares (Incep: 7/28/21)
At net asset value	-1.51%
At market price	-11.35%
25% Bloomberg US Aggregate Bond Total Return Index Value USD/75% MSCI World Net Total Return USD Index (Since 7/28/21)	-1.33%
30-DAY YIELDS, COMMON SHARES
Annualized Distribution Yield	6.58%
Without the fee waivers and expense reimbursements, the Annualized Distribution yield would have been 6.34%.
The matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, investment styles, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described in the Trust’s prospectus, other factors bearing on these reports include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the advisor or portfolio manager and the ability of the advisor or portfolio manager to implement their strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of the Trust to differ materially as compared to its benchmarks.
The views expressed are subject to change and do not necessarily reflect the views of Thornburg Investment Management, Inc. This information should not be relied upon as a recommendation or investment advice and is not intended to predict the performance of any investment or market.
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than quoted. For performance current to the Trust’s most recent month end, visit thornburg.com or call 800-847-0200. The performance information does not reflect the deduction of taxes that a shareholder would pay on distributions or the sale of Trust common shares. Returns reflect the reinvestment of dividends and capital gains. Common shares are sold with no sales charge. As disclosed in the Trust’s most recent prospectus, the total annual fund operating expense before fee waiver or expense reimbursement is 1.65%. The Advisor has entered into an “Expense Limitation and Reimbursement Agreement” with the Trust for a two-year term beginning on the date of commencement of operations of the Trust and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of Total Annual Expenses, excluding leverage expenses (which include, without limitation, costs associated with the issuance or incurrence of leverage, commitment fees, interest expense or dividends on preferred shares), borne by the Trust to an amount not to exceed 1.65% per annum of the Trust’s net assets (the “Expense Cap”). To the extent that expenses for a month exceed the Expense Cap, the Advisor will reimburse the Trust for expenses to the extent necessary to eliminate such excess.
Semi-Annual Report  |  5

Fund Summary
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
PORTFOLIO COMPOSITION
KEY PORTFOLIO ATTRIBUTES
GLOBAL EQUITY STATISTICS
Equity Holdings	58
Weighted Average Market Cap	$220.2B
Median Market Cap	$86.2B
P/E Forecast 1-Fiscal Year	11.0x
Price to Cash Flow	7.2x
Active Share vs. MSCI World Index	86.9%
GLOBAL FIXED INCOME STATISTICS
Bond Holdings/Other	107
Weighted Average Coupon	5.0%
Weighted Average Price	$96.2
Average Effective Maturity	5.8 Yrs
Effective Duration	4.1 Yrs
SECURITY CREDIT RATINGS
A bond credit rating assesses the financial ability of a debt issuer to make timely payments of principal and interest. Ratings of AAA (the highest), AA, A, and BBB are investment-grade quality. Ratings of BB, B, CCC, CC, C and D (the lowest) are considered below investment grade, speculative grade, or junk bonds.
Unrated bonds are included in the not rated (NR) category.
OPTION OVERLAY
Type of options	Calls
% of Portfolio Overwritten	18.6%
Average Call Strike vs. Spot Price	97.7
Weighted Average Days to Expiration	27
TOP TEN EQUITY HOLDINGS
Merck & Co., Inc.	3.0%
TotalEnergies SE	2.7%
Assicurazioni Generali S.p.A.	2.6%
AstraZeneca plc	2.5%
BHP Group Ltd.	2.4%
LyondellBasell Industries N.V. Class A	2.2%
AbbVie, Inc.	2.2%
Pfizer, Inc.	2.1%
Facebook, Inc. Class A	1.8%
Enel SpA	1.8%

SECTOR EXPOSURE (percent of equity holdings)
Information Technology	22.5%
Financials	17.3%
Health Care	15.3%
Materials	9.8%
Communication Services	9.3%
Consumer Discretionary	7.5%
Utilities	6.0%
Consumer Staples	5.2%
Energy	4.0%
Industrials	3.1%

TOP TEN INDUSTRY GROUPS
Pharmaceuticals, Biotechnology & Life Sciences	10.6%
Materials	8.5%
Software & Services	7.1%
Semiconductors & Semiconductor Equipment	6.9%
Media & Entertainment	6.8%
Banks	5.6%
Insurance	4.9%
Utilities	4.6%
Energy	4.5%
Diversified Financials	4.1%

6  |  Semi-Annual Report

Schedule of Investments
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 68.7%
	Automobiles & Components — 1.7%
	Automobiles — 1.7%
	Mercedes-Benz Group AG	133,563	$ 9,374,718
	Stellantis NV	74,500	1,212,115
			10,586,833
	Banks — 5.6%
	Banks — 5.6%
	BNP Paribas SA	102,998	5,885,783
	ING Groep NV	667,800	6,972,449
	JPMorgan Chase & Co.	56,700	7,729,344
	Mitsubishi UFJ Financial Group, Inc.	1,060,100	6,552,624
	Regions Financial Corp.	321,500	7,156,590
			34,296,790
	Capital Goods — 2.1%
	Aerospace & Defense — 1.1%
	Lockheed Martin Corp.	15,990	7,057,986
	Industrial Conglomerates — 0.7%
	Siemens AG	29,400	4,070,937
	Machinery — 0.3%
[a]	Daimler Truck Holding AG	66,781	1,852,170
			12,981,093
	Consumer Durables & Apparel — 1.7%
	Household Durables — 0.9%
	Sony Group Corp. Sponsored ADR	53,225	5,466,740
	Textiles, Apparel & Luxury Goods — 0.8%
	LVMH Moet Hennessy Louis Vuitton SE	7,200	5,139,350
			10,606,090
	Diversified Financials — 1.4%
	Capital Markets — 1.4%
	CME Group, Inc.	35,000	8,325,100
			8,325,100
	Energy — 2.7%
	Oil, Gas & Consumable Fuels — 2.7%
	TotalEnergies SE	330,000	16,697,841
			16,697,841
	Food & Staples Retailing — 2.3%
	Food & Staples Retailing — 2.3%
	Tesco plc	2,250,700	8,148,215
	Walgreens Boots Alliance, Inc.	130,900	5,860,393
			14,008,608
	Food, Beverage & Tobacco — 1.3%
	Food Products — 0.3%
	Nestle SA	12,000	1,560,224
	Tobacco — 1.0%
	Altria Group, Inc.	118,100	6,170,725
			7,730,949
	Insurance — 4.7%
	Insurance — 4.7%
	Assicurazioni Generali SpA	686,679	15,705,823
	Legal & General Group plc	1,643,600	5,827,200
	NN Group NV	142,000	7,196,380
			28,729,403
	Materials — 6.8%
	Chemicals — 3.3%
See notes to financial statements.	Semi-Annual Report | 7

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Fertiglobe plc	4,873,000	$ 6,628,506
	LyondellBasell Industries NV Class A	130,104	13,377,293
	Metals & Mining — 3.5%
	BHP Group Ltd.	370,500	14,281,845
	Glencore plc	1,042,800	6,785,190
[b]	MMC Norilsk Nickel PJSC ADR	307,000	181,130
[b]	Severstal PAO GDR	236,300	14,178
			41,268,142
	Media & Entertainment — 5.2%
	Entertainment — 2.7%
	Nintendo Co. Ltd.	19,600	9,893,333
[a]	Sea Ltd. ADR	52,405	6,277,595
	Interactive Media & Services — 2.5%
[a]	Meta Platforms, Inc. Class A	50,900	11,318,124
	Tencent Holdings Ltd.	91,600	4,222,242
			31,711,294
	Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
	Biotechnology — 2.2%
	AbbVie, Inc.	81,677	13,240,659
	Pharmaceuticals — 8.4%
	AstraZeneca plc	116,968	15,511,466
	Merck & Co., Inc.	219,191	17,984,621
	Pfizer, Inc.	246,600	12,766,482
	Roche Holding AG	12,200	4,827,073
			64,330,301
	Retailing — 1.7%
	Internet & Direct Marketing Retail — 1.7%
[a]	Alibaba Group Holding Ltd.	202,000	2,756,636
[a]	JD.com, Inc. Class A	4,361	123,917
[a]	MercadoLibre, Inc.	6,050	7,196,354
			10,076,907
	Semiconductors & Semiconductor Equipment — 6.6%
	Semiconductors & Semiconductor Equipment — 6.6%
	ASML Holding NV	11,610	7,758,051
	Broadcom, Inc.	14,400	9,067,392
	NVIDIA Corp.	9,100	2,483,026
	QUALCOMM, Inc.	66,300	10,131,966
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	100,682	10,497,105
			39,937,540
	Software & Services — 5.4%
	Information Technology Services — 2.9%
[a,c]	Adyen NV	2,650	5,248,838
	Mastercard, Inc. Class A	22,400	8,005,312
[a]	Shopify, Inc. Class A	6,550	4,427,538
	Software — 2.5%
	Microsoft Corp.	35,100	10,821,681
[a]	ServiceNow, Inc.	7,500	4,176,675
			32,680,044
	Technology Hardware & Equipment — 3.6%
	Communications Equipment — 2.8%
	Cisco Systems, Inc.	174,100	9,707,816
	Telefonaktiebolaget LM Ericsson Class B	777,800	7,090,069
	Electronic Equipment, Instruments & Components — 0.8%
	Keyence Corp.	11,000	5,100,727
			21,898,612
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
	Orange SA	635,022	7,518,469
8 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			7,518,469
	Utilities — 4.1%
	Electric Utilities — 4.1%
	Electricite de France SA	462,140	$ 4,337,732
	Endesa SA	446,400	9,733,133
	Enel SpA	1,681,900	11,229,625
			25,300,490
	Total Common Stock (Cost $452,194,907)		418,684,506
	Preferred Stock — 0.3%
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
[d]	Compass Diversified Holdings Series C, 7.875%	55,631	1,441,399
			1,441,399
	Total Preferred Stock (Cost $1,425,101)		1,441,399
	Asset Backed Securities — 3.1%
	Auto Receivables — 1.1%
	Carvana Auto Receivables Trust,
[c]	0.01% due 1/10/2029	$155,003,000	2,082,669
[c]	Series 2021-P3 Class R, due 9/11/2028	2,500	1,344,921
[c]	JPMorgan Chase Bank NA - CACLN, Series 2020 -1 Class R, 33.784% due 1/25/2028	932,630	1,136,210
[c]	United Auto Credit Securitization Trust, Series 2022-1 Class R, 0.01% due 11/10/2028	6,000	2,248,251
			6,812,051
	Other Asset Backed — 2.0%
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	750,000	772,770
[c]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	1,500,000	1,440,000
[b,c]	Goldman Home Improvement Trust Series 2021-GRN2 Class R, due 6/20/2051	12,500	1,180,875
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	1,000,000	911,843
[c]	Marlette Funding Trust Series 2021-3A Class R, due 12/15/2031	4,500	2,032,043
[b,c]	Mosaic Solar Loan Trust, Series 2021-3A Class R, 0.01% due 6/20/2052	8,500,000	2,440,350
	Upstart Pass-Through Trust,
[c]	Series 2021-ST7 Class CERT, 0.01% due 9/20/2029	3,000,000	2,421,978
[c]	Series 2021-ST8 Class CERT, 0.01% due 10/20/2029	1,000,000	835,203
			12,035,062
	Total Asset Backed Securities (Cost $20,063,868)		18,847,113
	Corporate Bonds — 18.0%
	Automobiles & Components — 0.3%
	Construction & Engineering — 0.3%
[c,e]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	2,000,000	2,010,080
			2,010,080
	Capital Goods — 1.5%
	Aerospace & Defense — 1.2%
[c]	BWX Technologies, Inc., 4.125% due 6/30/2028	2,300,000	2,217,568
[c]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	3,000,000	3,109,200
[c]	TransDigm, Inc., 6.25% due 3/15/2026	2,000,000	2,059,320
	Trading Companies & Distributors — 0.3%
[c]	IAA, Inc., 5.50% due 6/15/2027	2,000,000	2,009,760
			9,395,848
	Commercial & Professional Services — 0.4%
	Commercial Services & Supplies — 0.4%
[c]	ACCO Brands Corp., 4.25% due 3/15/2029	500,000	462,310
[c,e]	Cimpress plc, 7.00% due 6/15/2026	2,000,000	1,903,880
			2,366,190
	Consumer Durables & Apparel — 0.7%
See notes to financial statements.	Semi-Annual Report | 9

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Household Durables — 0.5%
[c]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	$ 3,000,000	$ 3,096,660
	Leisure Products — 0.2%
[c]	Vista Outdoor, Inc., 4.50% due 3/15/2029	1,250,000	1,149,763
			4,246,423
	Consumer Services — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
[c]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	250,000	251,163
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	2,350,000	2,150,391
			2,401,554
	Diversified Financials — 2.1%
	Capital Markets — 1.1%
[c,e]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	1,750,000	1,572,147
[c]	LPL Holdings, Inc., 4.625% due 11/15/2027	3,000,000	2,950,200
[c]	StoneX Group, Inc., 8.625% due 6/15/2025	2,000,000	2,089,160
	Consumer Finance — 0.5%
	FirstCash, Inc.,
[c]	4.625% due 9/1/2028	2,000,000	1,861,420
[c]	5.625% due 1/1/2030	1,500,000	1,442,520
	Diversified Financial Services — 0.5%
[c]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	3,000,000	2,908,590
			12,824,037
	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
[c]	Chesapeake Energy Corp., 5.50% due 2/1/2026	2,000,000	2,050,380
[c]	Citgo Holding, Inc., 9.25% due 8/1/2024	1,000,000	1,010,290
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	2,000,000	2,000,000
[c,e]	Parkland Corp., 4.50% due 10/1/2029	2,000,000	1,854,480
[e]	Petroleos Mexicanos, 5.95% due 1/28/2031	2,000,000	1,847,160
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	2,000,000	2,031,240
			10,793,550
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[c]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	1,500,000	1,497,645
			1,497,645
	Food, Beverage & Tobacco — 1.7%
	Food Products — 0.8%
	Kraft Heinz Foods Co., 4.375% due 6/1/2046	2,000,000	1,983,200
[c]	Post Holdings, Inc., 4.625% due 4/15/2030	3,000,000	2,705,370
	Tobacco — 0.9%
[c]	Vector Group Ltd., 10.50% due 11/1/2026	5,630,000	5,767,428
			10,455,998
	Health Care Equipment & Services — 1.2%
	Health Care Providers & Services — 0.9%
	Centene Corp., 3.375% due 2/15/2030	2,000,000	1,883,840
[c]	Tenet Healthcare Corp., 5.125% due 11/1/2027	3,500,000	3,518,060
	Health Care Technology — 0.3%
[c]	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75% due 3/1/2025	2,000,000	1,999,680
			7,401,580
	Household & Personal Products — 1.8%
	Household Products — 1.4%
[c]	Prestige Brands, Inc., 3.75% due 4/1/2031	3,300,000	2,945,382
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	1,500,000	1,328,670
	4.50% due 10/15/2029	1,500,000	1,405,935
[c]	Spectrum Brands, Inc., 3.875% due 3/15/2031	3,000,000	2,643,300
	Personal Products — 0.4%
[c]	Edgewell Personal Care Co., 5.50% due 6/1/2028	2,500,000	2,488,500
10 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			10,811,787
	Insurance — 0.2%
	Insurance — 0.2%
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	$ 1,000,000	$ 895,430
			895,430
	Materials — 1.7%
	Chemicals — 0.3%
[c,e]	SPCM SA, 3.125% due 3/15/2027	2,000,000	1,840,640
	Containers & Packaging — 0.8%
	Ball Corp., 3.125% due 9/15/2031	1,500,000	1,339,215
[c]	Matthews International Corp., Class C, 5.25% due 12/1/2025	3,414,000	3,442,917
	Metals & Mining — 0.6%
[e]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	2,500,000	2,331,825
[c]	Stillwater Mining Co., 4.50% due 11/16/2029	1,500,000	1,394,370
			10,348,967
	Media & Entertainment — 1.1%
	Media — 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[c]	4.25% due 1/15/2034	2,000,000	1,734,280
[c]	4.75% due 3/1/2030	2,000,000	1,922,400
[c,e]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	3,000,000	2,934,330
			6,591,010
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.5%
[c]	Iron Mountain, Inc., 5.00% due 7/15/2028	3,000,000	2,928,720
	Real Estate Management & Development — 0.3%
[c]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	2,000,000	2,089,940
			5,018,660
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	2,000,000	1,818,680
			1,818,680
	Software & Services — 0.9%
	Information Technology Services — 0.7%
[c]	Sabre GLBL, Inc., 9.25% due 4/15/2025	1,000,000	1,109,100
[c]	Science Applications International Corp., 4.875% due 4/1/2028	3,000,000	2,972,010
	Software — 0.2%
[c]	Audatex North America, Inc., 6.125% due 11/1/2023	250,000	235,755
[c]	Open Text Holdings, Inc., 4.125% due 12/1/2031	1,500,000	1,404,450
			5,721,315
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[c,e]	Vmed O2 UK Financing I plc, 4.25% due 1/31/2031	2,000,000	1,823,680
			1,823,680
	Utilities — 0.5%
	Electric Utilities — 0.5%
[c,e]	AES Andres BV, 5.70% due 5/4/2028	1,600,000	1,513,936
[e]	Comision Federal de Electricidad, 5.00% due 9/29/2036	1,580,000	1,542,712
	Gas Utilities — 0.0%
[e]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	148,000	147,902
			3,204,550
	Total Corporate Bonds (Cost $115,028,660)		109,626,984
	Convertible Bonds — 0.3%
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
See notes to financial statements.	Semi-Annual Report | 11

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	EZCORP, Inc., 2.375% due 5/1/2025	$ 2,275,000	$ 2,020,701
			2,020,701
	Total Convertible Bonds (Cost $2,080,412)		2,020,701
	Other Government — 0.6%
[c,e]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	2,000,000	1,838,300
[c,e]	Oman Government International Bond, 5.625% due 1/17/2028	1,650,000	1,700,853
	Total Other Government (Cost $3,736,428)		3,539,153
	U.S. Government Agencies — 0.2%
[c,d,f]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	1,000,000	1,040,000
	Total U.S. Government Agencies (Cost $1,074,075)		1,040,000
	Mortgage Backed — 3.2%
[c]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 3.65% due 12/25/2056	1,500,000	1,399,492
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	5,476,269	127,515
[c,f,g]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	45,132,010	528,230
[c,f,g]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	47,312,175	149,033
[c,f]	Series 2021-J3 Class B4, 2.859% due 9/25/2051	350,000	204,926
[c,f]	Series 2021-J3 Class B6, 2.859% due 9/25/2051	200,000	68,167
[c,f]	CSMC Trust, CMBS, Series 2021-BPNY 4.111% (LIBOR 1 Month + 3.71%) due 8/15/2023	2,000,000	1,968,681
[c,f]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	1,476,459	1,436,282
[c,f]	Homeward Opportunities Fund I Trust, , Whole Loan Securities Trust CMO, Series 2020-2 5.514% due 5/25/2065	3,000,000	2,989,370
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-11 Class A3X, 0.50% due 1/25/2052	3,962,473	100,678
[c,f,g]	Series 2021-11 Class AX1, 0.233% due 1/25/2052	71,877,410	692,259
[c,f,g]	Series 2021-11 Class AX4, 0.30% due 1/25/2052	9,215,053	142,710
[c,f]	Series 2021-11 Class B5, 3.033% due 1/25/2052	740,926	503,830
[c,f]	Series 2021-11 Class B6, 2.935% due 1/25/2052	908,870	425,361
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV2 Class AX1, 0.134% due 8/25/2051	112,229,934	668,935
[c,f,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,689,794	272,826
[c,f]	Series 2021-INV2 Class B5, 3.334% due 8/25/2051	325,247	246,929
[c,f]	Series 2021-INV2 Class B6, 3.092% due 8/25/2051	1,565,669	780,580
[c,f,g]	Series 2021-INV3 Class AX1, 0.177% due 10/25/2051	29,552,217	230,117
[c,f,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	2,398,719	67,618
[c,f]	Series 2021-INV3 Class B5, 3.227% due 10/25/2051	99,001	74,379
[c,f]	Series 2021-INV3 Class B6, 3.172% due 10/25/2051	425,966	215,181
[c,f]	MFA Trust, Whole Loan Securities Trust CMO, 4.20% due 12/25/2066	2,500,000	2,441,335
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AX1, 0.759% due 6/25/2051	37,111,999	1,583,988
[c,f]	Series 2021-INV1 Class B5, 3.259% due 6/25/2051	379,941	288,955
[c,f]	Series 2021-INV1 Class B6, 2.932% due 6/25/2051	680,695	370,774
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[c,f,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	32,122,152	637,625
[c,f]	Series 2021-INV1 Class B4, 3.327% due 8/25/2051	520,748	419,053
[c,f]	Series 2021-INV1 Class B5, 3.327% due 8/25/2051	411,639	312,022
[c,f]	Series 2021-INV1 Class B6, 3.327% due 8/25/2051	322,368	146,817
	Total Mortgage Backed (Cost $19,375,661)		19,493,668
	Loan Participations — 2.1%
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[h]	TKC Holdings, Inc., 6.506% (LIBOR 3 Month + 5.50%) due 5/15/2028	1,982,381	1,949,672
			1,949,672
	Media & Entertainment — 0.5%
	Media — 0.5%
[h]	DirecTV Financing LLC, 5.75% (LIBOR 1 Month + 5.00%) due 8/2/2027	3,342,500	3,335,113
			3,335,113
	Real Estate — 0.5%
12 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts — 0.5%
[h]	CoreCivic, Inc., 4.957% (LIBOR 1 Month + 4.50%) due 12/18/2024	$ 2,802,753	$ 2,767,718
			2,767,718
	Software & Services — 0.8%
	Information Technology Services — 0.3%
[h]	Vericast Corp., 8.756% (LIBOR 3 Month + 7.75%) due 6/16/2026	2,391,890	1,977,496
	Software — 0.5%
[h]	GoTo Group, Inc., 5.218% (LIBOR 1 Month + 4.75%) due 8/31/2027	2,977,387	2,918,762
			4,896,258
	Total Loan Participations (Cost $13,000,458)		12,948,761
	Rights — 0.0%
	Utilities — 0.0%
	Electric Utilities — 0.0%
[a,b]	Electricite de France SA, 4/4/2022	462,137	171,776
			171,776
	Total Rights (Cost $0)		171,776
	Short-Term Investments — 2.0%
[i]	Thornburg Capital Management Fund	1,213,789	12,137,886
	Total Short-Term Investments (Cost $12,137,886)		12,137,886
	Total Investments — 98.5% (Cost $640,117,456)		$599,951,947
	Other Assets Less Liabilities — 1.5%		9,324,452
	Net Assets — 100.0%		$609,276,399

OUTSTANDING WRITTEN OPTIONS CONTRACTS AT MARCH 31, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
WRITTEN CALL OPTIONS – (0.3)%
BANKS – (0.0)%
JPMorgan Chase & Co.	GST	16,500	USD	165.00	4/01/2022	USD	2,249,280	$ 39,600	$ 0
Regions Financial Corp.	BOA	132,500	USD	24.00	4/14/2022	USD	2,949,450	38,425	(15,944)
Mitsubishi UFJ Financial Group, Inc.	JPM	470,000	JPY	800.00	5/12/2022	JPY	353,671,099	93,876	(41,952)

								171,901	(57,896)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.1)%
AbbVie, Inc.	GST	13,600	USD	149.00	4/01/2022	USD	2,204,696	22,440	(178,396)
Merck & Co., Inc.	GST	38,200	USD	80.00	4/22/2022	USD	3,134,310	46,986	(107,273)
AstraZeneca plc	GST	24,000	GBP	98.00	4/14/2022	GBP	2,422,800	37,872	(127,134)
AstraZeneca plc	GST	23,800	GBP	102.00	5/20/2022	GBP	2,402,610	66,997	(104,720)
AbbVie, Inc.	JPM	11,400	USD	165.00	5/06/2022	USD	1,848,054	26,790	(30,434)
Merck & Co., Inc.	JPM	37,800	USD	85.00	5/06/2022	USD	3,101,490	31,945	(37,736)

								233,030	(585,693)
DIVERSIFIED FINANCIALS – (0.0)%
CME Group, Inc.	BOA	13,300	USD	255.00	4/01/2022	USD	3,163,538	41,895	(23)
MATERIALS – (0.0)%
LyondellBasell Industries N.V.	GST	47,200	USD	105.00	4/14/2022	USD	4,853,104	84,960	(73,160)
BHP Group Ltd.	BOA	76,000	AUD	54.00	5/19/2022	AUD	3,915,018	42,890	(66,132)

								127,850	(139,292)
See notes to financial statements.	Semi-Annual Report | 13

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
OUTSTANDING WRITTEN OPTIONS CONTRACTS AT MARCH 31, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
RETAILING – (0.0)%
MercadoLibre, Inc.	BOA	1,750	USD	1,250.00	4/08/2022	USD	2,081,590	$ 61,250	$ (28,619)
Alibaba Group Holding Ltd.	BOA	202,000	HKD	130.00	4/28/2022	HKD	21,593,558	129,087	(43,361)

								190,337	(71,980)
FOOD & STAPLES RETAILING – (0.0)%
Walgreens Boots Alliance, Inc.	GST	61,700	USD	50.00	4/22/2022	USD	2,762,309	78,359	(3,902)
Tesco plc	JPM	826,000	GBP	2.80	4/14/2022	GBP	2,276,373	62,520	(36,554)

								140,879	(40,456)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.1)%
Broadcom, Inc.	JPM	5,000	USD	630.00	4/22/2022	USD	3,148,400	66,850	(85,782)
NVIDIA Corp.	GST	9,100	USD	270.00	4/22/2022	USD	2,483,026	35,581	(133,709)
QUALCOMM, Inc.	JPM	19,600	USD	175.00	5/06/2022	USD	2,995,272	55,860	(31,897)
ASML Holding NV	GST	3,200	EUR	640.00	4/29/2022	EUR	1,932,935	63,291	(41,324)

								221,582	(292,712)
ENERGY – (0.0)%
Total Energies SE	JPM	58,600	EUR	50.00	4/14/2022	EUR	2,680,346	48,646	(8,245)
SOFTWARE & SERVICES – (0.0)%
Microsoft Corp.	BOA	10,400	USD	310.00	4/22/2022	USD	3,206,424	33,800	(69,503)
Shopify, Inc. Class A	JPM	1,700	USD	950.00	4/22/2022	USD	1,149,132	14,450	(3,632)
Mastercard, Inc. Class A	GST	5,300	USD	357.00	5/06/2022	USD	1,894,114	22,790	(35,261)
ServiceNow, Inc.	JPM	2,700	USD	620.00	5/06/2022	USD	1,503,603	41,850	(30,041)

								112,890	(138,437)
FOOD, BEVERAGE & TOBACCO – (0.0)%
Altria Group, Inc.	BOA	57,700	USD	54.00	4/29/2022	USD	3,014,825	32,889	(36,597)
TELECOMMUNICATION SERVICES – (0.0)%
Orange SA	JPM	256,000	EUR	10.80	4/29/2022	EUR	2,739,866	50,750	(47,907)
INSURANCE – (0.1)%
Assicurazioni Generali SpA	JPM	145,000	EUR	19.00	4/28/2022	EUR	2,997,933	67,072	(314,124)
NN Group NV	GST	61,500	EUR	46.50	4/14/2022	EUR	2,817,395	42,738	(53,858)

								109,810	(367,982)
MEDIA & ENTERTAINMENT – (0.0)%
Meta Platforms, Inc.	BOA	14,100	USD	240.00	4/22/2022	USD	3,135,276	25,662	(27,306)
Nintendo Co. Ltd.	JPM	5,600	JPY	67,500.00	5/12/2022	JPY	344,118,403	63,426	(27,380)

								89,088	(54,686)
TECHNOLOGY HARDWARE & EQUIPMENT – (0.0)%
Cisco Systems, Inc.	JPM	56,200	USD	57.00	5/06/2022	USD	3,133,712	30,910	(43,423)
CAPITAL GOODS – (0.0)%
Siemens Energy AG	BOA	10,800	EUR	140.00	4/29/2022	EUR	1,351,816	17,800	(10,419)

TOTAL WRITTEN CALL OPTIONS								$ 1,620,257	$ (1,895,748)
WRITTEN PUT OPTIONS – (0.1)%
DIVERSIFIED FINANCIALS – (0.0)%
CME Group, Inc.	BOA	10,300	USD	220.00	4/01/2022	USD	2,449,958	$ 22,145	$ (2,431)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.0)%
Pfizer, Inc.	GST	62,700	USD	49.00	5/06/2022	USD	3,245,979	50,160	(52,698)
BANKS – (0.0)%
Regions Financial Corp.	JPM	153,400	USD	20.00	5/20/2022	USD	3,414,684	62,894	(65,993)
14 | Semi-Annual Report	See notes to financial statements.

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
OUTSTANDING WRITTEN OPTIONS CONTRACTS AT MARCH 31, 2022
CONTRACT DESCRIPTION	CONTRACT PARTY*	CONTRACT AMOUNT	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUMS RECEIVED USD	VALUE USD
SOFTWARE & SERVICES – (0.0)%
Microsoft Corp.	JPM	6,400	USD	290.00	5/06/2022	USD	1,973,184	$ 35,200	$ (30,988)
UTILITIES – (0.0)%
Enel SpA	JPM	465,000	EUR	6.00	4/28/2022	EUR	2,806,508	72,180	(105,841)
FOOD & STAPLES RETAILING – (0.1)%
Tesco plc	JPM	878,000	GBP	2.70	5/20/2022	GBP	2,419,680	57,500	(83,442)
Walgreens Boots Alliance, Inc.	BOA	67,700	USD	46.00	4/29/2022	USD	3,030,929	67,023	(130,066)

								124,523	(213,508)
FOOD, BEVERAGE & TOBACCO – (0.0)%
Altria Group, Inc.	BOA	63,500	USD	49.00	5/06/2022	USD	3,317,875	36,830	(32,562)

TOTAL WRITTEN PUT OPTIONS								$ 403,932	$ (504,021)

TOTAL								$ 2,024,189	$ (2,399,769)

*	Counterparties include JPMorgan Chase Bank, N.A. (“JPM”), Bank of America ("BOA") and Goldman Sachs International ("GST").

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $139,058,627, representing 22.82% of the Fund’s net assets.
d	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on March 31, 2022.
g	Interest only.
h	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2022.
i	Investment in Affiliates.
See notes to financial statements.	Semi-Annual Report | 15

Schedule of Investments, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rates
AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar
COUNTRY EXPOSURE * (percent of net assets)
United States	50.5%
France	6.8%
United Kingdom	5.1%
Netherlands	4.5%
Japan	4.4%
Italy	4.4%
Australia	3.5%
Taiwan	2.8%
Germany	2.5%
Spain	1.6%
Brazil	1.4%
United Arab Emirates	1.4%
Canada	1.3%
China	1.2%
Sweden	1.2%
Switzerland	1.0%
Mexico	0.6%
Belgium	0.5%
United Republic of Tanzania	0.4%
Nigeria	0.3%
Ireland	0.3%
Oman	0.3%
Dominican Republic	0.3%
South Africa	0.2%
Russian Federation	0.0%**
Other Assets Less Liabilities	3.5%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.
**	Country percentage was less than 0.1%.
16 | Semi-Annual Report	See notes to financial statements.

Statement of Assets and Liabilities
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
ASSETS
Investments at cost
Non-affiliated issuers	$ 627,979,570
Non-controlled affiliated issuers	12,137,886
Investments at value
Non-affiliated issuers	587,814,061
Non-controlled affiliated issuers	12,137,886
Cash	134,832
Cash segregated as collateral on written options	8,060,000
Receivable for investments sold	130,014
Dividends receivable	1,819,438
Tax reclaims receivable	331,321
Principal and interest receivable	2,110,210
Prepaid expenses and other assets	38,892
Total Assets	612,576,654
Liabilities
Written options at value (a)	2,399,769
Payable for investments purchased	1,874
Payable to investment advisor and other affiliates	554,554
Payable for market support expense	94,857
Accounts payable and accrued expenses	249,201
Total Liabilities	3,300,255
Net Assets	$ 609,276,399
NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$ 641,637,660
Accumulated loss	(32,361,261)
Net Assets	$ 609,276,399
NET ASSET VALUE
Common Shares Shares:
Net assets applicable to shares outstanding	$ 609,276,399
Shares outstanding	32,081,883
Net asset value and redemption price per share	$ 18.99

(a)	Premiums received $2,024,189.
See notes to financial statements.
Semi-Annual Report  |  17

Statement of Operations
Thornburg Income Builder Opportunities Trust  |  Six Months Ended March 31, 2022 (Unaudited)
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$ 10,584,097
Non-controlled affiliated issuers	10,035
Dividend taxes withheld	(668,574)
Interest income	4,295,654
Other income	5,000
Total Income	14,226,212
EXPENSES
Investment management fees	3,973,244
Administration fees	266,494
Transfer agent fees	16,534
Market support fees	635,719
Custodian fees	88,308
Professional fees	202,700
Trustee and officer fees	63,617
Other expenses	122,307
Total Expenses	5,368,923
Less:
Expenses reimbursed	(124,240)
Net Expenses	5,244,683
Net Investment Income (Loss)	$ 8,981,529
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuer investments	8,162,004
Options written	9,984,229
Foreign currency transactions	(1,997,700)
Net realized gain (loss)	16,148,533
Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments	(29,320,868)
Options written	349,517
Foreign currency translations	6,867
Change in net unrealized appreciation (depreciation)	(28,964,484)
Net Realized and Unrealized Gain (Loss)	(12,815,951)
Change in Net Assets Resulting from Operations	$ (3,834,422)
See notes to financial statements.
18  |  Semi-Annual Report

Statement of Changes in Net Assets
Thornburg Income Builder Opportunities Trust
	Six Months Ended March 31, 2022*	Period Ended September 30, 2021**
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income	$ 8,981,529	$ 2,864,801
Net realized gain (loss) on investments and foreign currency transactions	16,148,533	3,583,528
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(28,964,484)	(11,581,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,834,422)	(5,133,050)
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Common Shares	(20,051,819)	(3,341,970)
FUND SHARE TRANSACTIONS
Common Shares	-	641,637,660
Net Increase (Decrease) in Net Assets	(23,886,241)	633,162,640
NET ASSETS
Beginning of Period	633,162,640	—
End of Period	$ 609,276,399	$ 633,162,640

*	Unaudited.
**	Trust commenced operations on July 28, 2021.
See notes to financial statements.
Semi-Annual Report  |  19

Notes to Financial Statements
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
NOTE 1 – ORGANIZATION
Thornburg Income Builder Opportunities Trust (the “Trust") is organized as a Delaware statutory trust and commenced operations on July 28, 2021. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust will terminate on or before August 2, 2033; provided, that if the Board believes that under then-current market conditions it is in the best interests of the Trust to do so, the Trust may extend the termination date once for up to one year, and once for an additional six months. Because the Trust is newly organized, the Trust’s Common Shares have a limited history of public trading. The Trust seeks to provide current income and long-term capital appreciation.
The Trust’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Trust include investment and market risk, management risk, equity securities risk, small and mid-cap stock risk, credit risk, interest rate risk, inflation/deflation risk, depositary receipts risk, emerging markets securities risk, below investment grade/high yield securities risk, foreign currency risk, exchange-traded funds and other investments companies risk, illiquid securities risk, loan risk, options risk, market discount risk, closed-end fund risk, no operating history risk, and limited term and eligible tender offer risk. Please see the Trust’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Trust.
The Trust has invested in securities that are economically tied to Russia. Russia’s invasion of Ukraine in February 2022 resulted in market disruptions which have adversely affected, and which may continue to adversely affect, the value of those securities and certain other investments of the Trust. The ongoing conflict has also caused investments in Russia to be subject to increased levels of political, economic, legal, market and currency risks, as well as the risk that further economic sanctions may be imposed by the United States and other countries. Furthermore, transactions in certain Russian securities have been, or may in the future be, prohibited, and certain of the Trust’s existing investments have or may become illiquid.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The Trust prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.
Allocation of Income, Gains, Losses and Expenses: Net investment income and any realized and unrealized gains and losses are allocated daily to each outstanding share of the Trust at the beginning of the day (after adjusting for the current capital shares activity of the Trust). Expenses common to the Trust and each series of Thornburg Investment Trust are allocated daily among the funds based upon their relative net asset values or other appropriate allocation methods.
Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Trust at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.
Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Trust purchases or sells foreign investments, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.
The Trust does not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.
Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.
Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.
20   |  Semi-Annual Report

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.
Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Trust. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.
Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.
Repurchase Agreements: The Trust may invest excess cash in repurchase agreements whereby the Trust purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.
Security Valuation: All investments in securities held by the Trust are valued as described in Note 3.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.
When-Issued and Delayed Delivery Transactions: The Trust may engage in when-issued or delayed delivery transactions. To the extent the Trust engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Trust’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Trust makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Trust will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of an amount sufficient to make payment for the portfolio investments to be purchased will be segregated on the Trust’s records on the trade date. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at March 31, 2022 are detailed in the Schedule of Investments.
NOTE 3 – SECURITY VALUATION
Valuation of the Trust’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trust’s Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Trust would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Trust upon a sale of the investment, and the difference could be material to the Trust’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Semi-Annual Report  |  21

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Trust’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Trust’s business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Trust may be valued using alternative methods. In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, or when the Advisor’s valuation and pricing committee determines that a valuation obtained from a pricing service is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the valuation and pricing committee will calculate a fair value for the obligation using alternative methods under procedures approved by the Trust’s Audit Committee.
Debt obligations held by the Trust which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in mutual funds are valued at net asset value (“NAV”) each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Trust may be traded on days and at times when the Trust is not open for business. Consequently, the value of Trust investments may be significantly affected on days when shareholders cannot purchase or sell Trust shares.
Valuation Hierarchy: The Trust categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Trust’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Trust are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
22   |  Semi-Annual Report

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Trust, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Trust is likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Trust may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Trust’s investments as of March 31, 2022:
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$ 418,684,506	$ 200,458,632	$ 218,030,566	$ 195,308
Preferred Stock	1,441,399	1,441,399	—	—
Asset Backed Securities	18,847,113	—	15,225,888	3,621,225
Corporate Bonds	109,626,984	—	109,626,984	—
Convertible Bonds	2,020,701	—	2,020,701	—
Other Government	3,539,153	—	3,539,153	—
U.S. Government Agencies	1,040,000	—	1,040,000	—
Mortgage Backed	19,493,668	—	19,493,668	—
Loan Participations	12,948,761	—	12,948,761	—
Rights	171,776	—	—	171,776
Short-Term Investments	12,137,886	12,137,886	—	—
Total Investments in Securities	$ 599,951,947	$ 214,037,917	$ 381,925,721	$ 3,988,309
Total Assets	$ 599,951,947	$ 214,037,917	$ 381,925,721	$ 3,988,309
Liabilities
Other Financial Instruments
Written Call Options	$ (1,895,748)	$ —	$ (1,895,748)	$ —
Written Put Options	(504,021)	—	(504,021)	—
Total Other Financial Instruments	$ (2,399,769)	$ —	$ (2,399,769)	$ —
Total Liabilities	$ (2,399,769)	$ —	$ (2,399,769)	$—
Semi-Annual Report  |  23

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended March 31, 2022 is as follows:
	COMMON STOCK	ASSET BACKED SECURITIES	RIGHTS	TOTAL (e)
Beginning Balance 9/30/2021	$ –	$ 8,104,568	$ –	$ 8,104,568
Accrued Discounts (Premiums)	–	(292,923)	–	(290,923)
Net Realized Gain (Loss)(a)	(539,735)	318,991	–	(220,744)
Gross Purchases	1,649,410	–	–	1,649,410
Gross Sales	(1,127,257)	(1,460,000)	–	(2,587,257)
Net Change in Unrealized Appreciation (Depreciation)(b)(c)	(13,767,369)	(652,995)	–	(14,420,364)
Transfers into Level 3(d)	13,980,259	–	171,776	14,152,035
Transfers out of Level 3(d)	–	(2,396,416)	–	(2,396,416)
Ending Balance 3/31/2022	$ 195,308	$ 3,621,225	$ 171,776	3,988,309

(a)	Amount of net realized gain (loss) from investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2022.
(b)	Amount of net change in unrealized appreciation (depreciation) on investments recognized in income is included in the Trust’s Statement of Operations for the six months ended March 31, 2022.
(c)	The net change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs, was $(14,237,874). This is included within net change in unrealized appreciation (depreciation) on investments in the Trust’s Statement of Operations for the six months ended March 31, 2022.
(d)	Transfers into or out of Level 3 were out of or into Level 1 or Level 2, and were due to changes in other significant observable inputs available during the six months ended March 31, 2022. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(e)	Level 3 investments represent 0.65% of total net assets at the six months ended March 31, 2022. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an investment management agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Trust for which the fees are payable at the end of each month. Under the investment advisory agreement, The Trust pays the Advisor a management fee based on the average daily Managed Assets of the Trust at an annual rate of 1.25%. “Managed Assets” are the total assets of the Trust, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).
The Trust’s effective management fee for the six months ended March 31, 2022 was 1.25% of the Trust’s average daily Managed Assets. Total management fees incurred by the Trust for the six months ended March 31, 2022 are set forth in the Statement of Operations.
The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services related to the Trust’s Common Shares. The Trust pays the Advisor for the services it provides as administrator its pro rata portion of a fee computed as an annual percentage of the aggregate of the average daily Managed Assets of the Trust and the average daily net assets of each series of Thornburg Investment Trust at the rates set forth in the table below:
Administrative Services Fee Schedule
Daily Net Assets	Fee Rate
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030
The Trust has retained XA Investments LLC (“XAI”) to provide investor support and secondary market support services in connection with the ongoing operation of the Trust. The Trust pays XAI a service fee, payable monthly in arrears, in an annual amount equal to 0.20% of the Trust’s average daily Managed Assets.
The Advisor has entered into an “Expense Limitation and Reimbursement Agreement” with the Trust for a two-year term beginning on the date of commencement of operations of the Trust and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of Total Annual Expenses, excluding leverage expenses (which include, without limitation, costs associated with the issuance or incurrence of leverage, commitment fees, interest expense or dividends on preferred shares), borne by the Trust to an amount not to exceed 1.65% per annum of the Trust’s net assets (the “Expense Cap”). To the extent that expenses for a month exceed the Expense Cap, the Advisor will reimburse the Trust for expenses to the extent necessary to eliminate such excess.
24   |  Semi-Annual Report

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
The Advisor has contractually agreed to certain fees and reimburse certain expenses incurred by the Trust so that actual expenses of certain share classes do not exceed levels as specified in the Trust’s most recent prospectus (Common Shares, 1.65%). The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor, unless the Advisor ceases to be the investment advisor to the Trust prior to that date. The Advisor may recoup amounts waived or reimbursed during the six months ended March 31, 2022 if, during that year, expenses fall below the contractual limit that was in place at the time those fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Trust’s total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment.
For the six months ended March 31, 2022, the Advisor contractually reimbursed certain specific expenses, administrative fees, and distribution fees of $124,240 for Common Shares.
Certain officers and Trustees of the Trust are also officers or directors of the Advisor. The compensation of the independent Trustees is borne by the Trust. The Trust pays no salaries or compensation to any of its interested trustees or its officers. For their services, the Independent Trustees of the Trust receive an annual retainer in the amount of $20,000, and an additional $2,500 for attending each meeting of the Board. In addition, the lead Independent Trustee receives $3,500 annually, the Chair of the Audit Committee receives $2,500 annually and the Chair of the Nominating and Corporate Governance Committee receives $2,500 annually. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.
For the six months ended March 31, 2022, the percentage of direct investments in the Trust held by the Trustees and officers of the Trust is 0.17%.
The Trust may purchase or sell securities from or to an affiliated fund, provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees, and provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the six months ended at March 31, 2022, the Trust had no such transactions with affiliated funds.
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Trust under the 1940 Act, including companies for which the Trust’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Trust invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 3/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$38,506,112	$137,810,260	$(164,178,486)	$-	$-	$12,137,886	$10,035
NOTE 5 – TAXES
Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Trust. Therefore, no provision for federal income or excise tax is required.
The Trust files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Trust’s tax return filings generally remains open for the three years following a return’s filing date. The Trust has analyzed each uncertain tax position believed to be material in the preparation of the Trust’s financial statements for the six month period ended March 31, 2022, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Trust has not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.
At March 31, 2022, information on the tax components of capital was as follows:
Cost of investments for tax purposes	$ 640,117,456
Gross unrealized appreciation on a tax basis	29,334,305
Gross unrealized depreciation on a tax basis	(69,499,814)
Net unrealized appreciation (depreciation) on investments (tax basis)	$ (40,165,509)
Semi-Annual Report  |  25

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
Temporary book to tax adjustments to cost of investments and net unrealized appreciation (depreciation) for tax purposes result primarily from deferral of outstanding wash sales.
Foreign Withholding Taxes: The Trust is subject to foreign tax withholding imposed by certain foreign countries in which the Trust may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Trust may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Trust would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date the Trust has recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland, and the likelihood of collection in those other countries remains uncertain.
Deferred Foreign Capital Gain Taxes: The Trust is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Trust records an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.
NOTE 6 – Capital Share Transactions
On July 27, 2021, 29,006,250 shares were issued in connection with the Trust’s initial public offering. An additional 1,250,000 and 1,825,633 shares were issued on August 17, 2021 and September 10, 2021, respectively, in connection with the underwriter’s over-allotment option. Aggregate proceeds from the sale of shares was $641,637,660. Additional shares of the Trust may be issued under certain circumstances, including pursuant to the Trust’s Dividend Reinvestment Plan. Additional information concerning the Dividend Reinvestment Plan is included within this report.
NOTE 7 – SHARES OF BENEFICIAL INTEREST
At March 31, 2022, there were 32,081,883 shares of the Trust with $0.001 par value of beneficial interest authorized. Transactions in the Trust’s shares of beneficial interest were as follows:
	SIX MONTHS ENDED March 31, 2022		PERIOD ENDED September 30, 2021*
	SHARES	AMOUNT	SHARES	AMOUNT
Common Shares
Shares sold	-	$ -	32,081,883	$ 641,637,660
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Net increase	-	$ -	32,081,883	$ 641,637,660
* Trust commenced operations on July 28, 2021.
NOTE 8 – INVESTMENT TRANSACTIONS
For the six months ended March 31, 2022, the Trust had purchase and sale transactions of investments $225,569,970 and $217,371,235, respectively (excluding short-term investments and U.S. Government obligations).
NOTE 9 – DERIVATIVE FINANCIAL INSTRUMENTS
The Trust may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Trust and how these derivatives affect the financial position, financial performance and cash flows of the Trust. The Trust does not designate any derivative instruments as hedging instruments under ASC 815. During the six months ended March 31, 2022, the Trust’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in options.
Option Contracts: The Trust may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price.
26  |  Semi-Annual Report

Notes to Financial Statements, Continued
Thornburg Income Builder Opportunities Trust  |  March 31, 2022 (Unaudited)
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price. To seek to offset some of the risk of a potential decline in value of certain long positions, the Trust may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). The Trust may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Trust’s portfolio, on broad-based securities indexes, or certain ETFs.
When the Trust purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Trust writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Trust realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.
Options written by the Trust do not typically give rise to counterparty credit risk since options written obligate the Trust and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Trust since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.
As of March 31, 2022, the Trust had no outstanding purchased options. The monthly average notional value of options written contracts for the six months ended March 31, 2022 was $130,118,453.
The value of the outstanding Written Options recognized in the Trust’s Statement of Assets and Liabilities at March 31, 2022 is disclosed in the following table:
Type of Derivative(a)	Counter Party	Asset Derivatives	Liability Derivatives	Net Amount
Written Options	GST	$ —	$ (911,436)	$ (911,436)
Written Options	BOA	—	(462,965)	(462,965)
Written Options	JPM	—	(1,025,368)	(1,025,368)

(a)	Generally, the Statement of Assets and Liabilities location for written options is Liabilities - written options at value for liabilities derivatives.
The net realized gain (loss) from written options and net change in unrealized appreciation (depreciation) on outstanding written options recognized in the Trust’s Statement of Operations for the six months ended March 31, 2022 are disclosed in the following table:
	Net Realized	Net Change in Unrealized
Type of Derivative(a)	Gain (Loss)	Appreciation (Depreciation)
Written Options	$ 9,984,229	$ 349,517

(a)	Generally, the Statement of Operations location for written option contracts is Net realized gain (loss) on: options written and Net change in unrealized appreciation (depreciation) on: options written.
The following table presents the Trust’s derivative liabilities by counterparty net of the related collateral segregated by the Trust as of March 31, 2022:
Type of Derivative	Counterparty	Liability Derivatives	Cash Collateral Pledged	Net Amount
Written Options	BOA	$ 462,963	$ (462,963)	$ –
Written Options	JPM	1,025,371	(1,025,371)	–
Written Options	GST	911,435	(911,435)	–
		$ 2,399,769	$ (2,399,769)	$ –
Semi-Annual Report  |  27

Financial Highlights
Income Builder Opportunities Trust
	2022 (a)	2021 (b)
Per Share Performance (For a Share Outstanding throughout the Period)(c)
Net Asset Value, Beginning of Period	$19.74	$20.00
Net Investment Income (Loss)	0.28	0.10
Net Realized & Unrealized Gain (Loss) on Investments	(0.40)	(0.26)
Total from Investment Operations	(0.12)	(0.16)
Dividends from Net Investment Income	(0.63)	(0.10)
Dividends from Net Realized Gains	0.00	0.00
Total Dividends	(0.63)	(0.10)
Net Assets Value, End of Period	$18.99	$19.74
Market Value, End of Period	$17.09	$20.05
Total Return Applicable To Common Shareholders
Total Return(d)	(0.73)%	(0.79)%
Total Return, Market Value(d)	(12.04)%	0.78%
Ratios to Average Net Assets
Net Investment Income (Loss) Ratio	2.83%	2.80%
Expenses, After Expense Reductions Ratio	1.65%	1.65%
Expenses, Before Expense Reductions Ratio	1.69%	1.69%
Supplemental Data
Portfolio Turnover Rate(d)	35.07%	27.91%
Net Assets at End of Period (Thousands)	$609,276	$633,163

(a)	Unaudited Six Month Period Ended March 31.
(b)	The Trust commenced operations on July 28, 2021.
(c)	Unless otherwise noted, periods are fiscal years ended September 30.
(d)	Not annualized for periods less than one year.
See notes to financial statements.
28  |  Semi-Annual Report

Other Information
March 31, 2022 (Unaudited)
PORTFOLIO PROXY VOTING
Policies and Procedures:
The Trust has delegated to the Advisor voting decisions respecting proxies for the Trust’s voting securities. The Advisor makes voting decisions in accordance with its Proxy Voting Policy and Procedures. A description of the Policy and Procedures is available (i) without charge, upon request, by calling the Advisor toll-free at 1-800-847-0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
Information regarding how proxies were voted is available on or before August 31 of each year for the twelve months ending the preceding June 30. This information is available (i) without charge, upon request by calling the Advisor toll-free at 1-800-847-0200, (ii) on the Thornburg website at www.thornburg.com, and (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
Dividend Reinvestment Plan
The Trust has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of Common Shares elects to receive cash by contacting Computershare (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Trust’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares. Reinvested Dividends will increase the Trust’s Managed Assets on which the management fee is payable to the Advisor.
Whenever the Trust declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Trust (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NASDAQ or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Trust’s NAV per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Trust’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Trust will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the
Semi-Annual Report  |  29

Other Information, Continued
March 31, 2022 (Unaudited)
number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. See “U.S. Federal Income Tax Matters” below. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Trust files with the Securities and Exchange Commission schedules of its portfolio holdings on Form N-PORT EX for the first and third quarters of each fiscal year. The Trust’s Form N-PORT EX are available on the Commission’s website at www.sec.gov. The Trust also makes this information available on its website at www.thornburg.com/download or upon request by calling 1-800-847-0200.
30   |  Semi-Annual Report

Thornburg Funds
Thornburg Investment Management is a privately-owned global investment firm that offers a range of solutions for retail and institutional investors. Founded in 1982 and headquartered in Santa Fe, New Mexico, we manage approximately $44.3 billion (as of March 31, 2022) across U.S. mutual funds, separate accounts for high-net-worth investors, institutional accounts, and UCITS funds for non-U.S. investors.
The funds outlined in this report are some of the many equity and fixed-income products available from Thornburg Investment Management.
MULTI ASSET
■	Thornburg Investment Income Builder Fund
■	Thornburg Income Builder Opportunities Trust
■	Thornburg Summit Fund
GLOBAL EQUITY
■	Thornburg Global Opportunities Fund
INTERNATIONAL EQUITY
■	Thornburg International Equity Fund
■	Thornburg Better World International Fund
■	Thornburg International Growth Fund
■	Thornburg Developing World Fund
U.S. EQUITY
■	Thornburg Small/Mid Cap Core Fund
■	Thornburg Small/Mid Cap Growth Fund
TAXABLE FIXED INCOME
■	Thornburg Limited Term U.S. Government Fund
■	Thornburg Limited Term Income Fund
■	Thornburg Ultra Short Income Fund
■	Thornburg Strategic Income Fund
MUNICIPAL
■	Thornburg Short Duration Municipal Fund
■	Thornburg Limited Term Municipal Fund
■	Thornburg California Limited Term Municipal Fund
■	Thornburg New Mexico Intermediate Municipal Fund
■	Thornburg New York Intermediate Municipal Fund
■	Thornburg Intermediate Municipal Fund
■	Thornburg Strategic Municipal Income Fund
Before investing, carefully consider each Fund’s investment goals, risks, charges, and expenses. For a prospectus or summary prospectus containing this and other information, contact your financial advisor or visit thornburg.com. Read it carefully before investing.
For additional information, please visit thornburg.com
Thornburg Investment Management, Inc. 2300 North Ridgetop Road, Santa Fe, NM 87506
Semi-Annual Report  |  31

To receive shareholder reports, prospectuses, and proxy statements electronically, go to www.thornburg.com/edelivery.
This Semi-Annual Report is submitted for the general information of shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.
Investment Advisor:
Thornburg Investment Management®
800.847.0200
TH4840

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Filed as part of the reports to shareholders filed under item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 11. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report (that is, the registrant’s fourth fiscal quarter) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1)	Not applicable

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a) (3)	Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Income Builder Opportunities Trust

By:	/s/ Jason H. Brady
Jason H. Brady
President and principal executive officer

Date:	May 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason H. Brady
Jason H. Brady
President and principal executive officer

Date:	May 18, 2022

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	May 18, 2022